Tax Status	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Tax Status [Line Items]
EBP, Tax Status [Text Block]

7. Tax Status

The Plan is based on Fidelity Management & Research Co.’s Volume Submitter Profit Sharing Plan with Cash or Deferred Arrangements (“CODA”). The Internal Revenue Service (“IRS”) ruled on June 30, 2020 that the Plan qualifies under Section 401(a) of the Internal Revenue Code (“IRC”) under the volume submitter program and the related trust is, therefore, not subject to tax under the present income tax law. The Plan is required to operate in conformity with the IRC to maintain its qualification. The Plan administration believes that the Plan is designed and is currently being operated, including the adoption of amendments, in compliance with the applicable requirements of the IRC and continues to be tax-exempt.

Accounting principles generally accepted in the United States of America require Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by federal, state and/or local taxing authorities. The Plan is subject to routine examinations by taxing jurisdictions; however, there are currently no audits for any tax periods currently in progress.